Other operating expenses, net - Other operating income and other operating expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Other Operating Expense [Line Items]
Other operating expense	[1]	₩ 1,977,199	₩ 1,979,135	₩ 1,942,047
Vulnerable groups
Net Other Operating Expense [Line Items]
Other operating expense				₩ 293,824

[1]	Includes W293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.